Cover	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2022
Entity File Number	001-37513
Entity Registrant Name	Code Chain New Continent Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No 119 South Zhaojuesi Road
Entity Address, Address Line Two	2nd Floor, Room 1
Entity Address, Address Line Three	Chenghua District, Chengdu
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	610047
City Area Code	+86
Local Phone Number	028-84112941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CCNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false